Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment, Net [Abstract]
Property plant and equipment gross	$ 1,462,033	$ 1,311,964
Less accumulated depreciation	(317,030)	(240,450)
Property, plant and equipment, net	1,145,003	1,071,514
Land
Property, Plant and Equipment, Net [Abstract]
Property plant and equipment gross	23,520	18,902
Construction in progress
Property, Plant and Equipment, Net [Abstract]
Property plant and equipment gross	131,448	58,146
Transportation Equipment
Property, Plant and Equipment, Net [Abstract]
Property plant and equipment gross	44,060	46,582
Buildings and improvements
Property, Plant and Equipment, Net [Abstract]
Property plant and equipment gross	24,225	22,398
Processing and treating plants
Property, Plant and Equipment, Net [Abstract]
Property plant and equipment gross	120,977	102,111
Pipelines and compressors
Property, Plant and Equipment, Net [Abstract]
Property plant and equipment gross	804,815	775,486
Storage
Property, Plant and Equipment, Net [Abstract]
Property plant and equipment gross	210,579	210,208
Equipment
Property, Plant and Equipment, Net [Abstract]
Property plant and equipment gross	$ 102,409	78,131
Minimum
Property, Plant and Equipment, Net [Abstract]
Useful Life (in years)	3 years
Minimum | Transportation Equipment
Property, Plant and Equipment, Net [Abstract]
Useful Life (in years)	5 years
Minimum | Buildings and improvements
Property, Plant and Equipment, Net [Abstract]
Useful Life (in years)	4 years
Minimum | Processing and treating plants
Property, Plant and Equipment, Net [Abstract]
Useful Life (in years)	8 years
Minimum | Pipelines and compressors
Property, Plant and Equipment, Net [Abstract]
Useful Life (in years)	3 years
Minimum | Storage
Property, Plant and Equipment, Net [Abstract]
Useful Life (in years)	20 years
Minimum | Equipment
Property, Plant and Equipment, Net [Abstract]
Useful Life (in years)	5 years
Maximum
Property, Plant and Equipment, Net [Abstract]
Useful Life (in years)	40 years
Maximum | Transportation Equipment
Property, Plant and Equipment, Net [Abstract]
Useful Life (in years)	15 years
Maximum | Buildings and improvements
Property, Plant and Equipment, Net [Abstract]
Useful Life (in years)	40 years
Maximum | Processing and treating plants
Property, Plant and Equipment, Net [Abstract]
Useful Life (in years)	40 years
Maximum | Pipelines and compressors
Property, Plant and Equipment, Net [Abstract]
Useful Life (in years)	40 years
Maximum | Storage
Property, Plant and Equipment, Net [Abstract]
Useful Life (in years)	40 years
Maximum | Equipment
Property, Plant and Equipment, Net [Abstract]
Useful Life (in years)	20 years
Ala Tenn System
Property, Plant and Equipment, Net [Abstract]
Property plant and equipment gross	$ 291,100	$ 228,900